Reserves - Changes in the Unrealized Fair Value of Available-for-sale Investments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Changes in unrealized fair value of available-for-sale investments, beginning balance	₩ (359,283)	₩ (285,073)
Changes in unrealized fair value of equity investments	201,144	(72,808)
Reclassification upon disposal	1,667	2,726
Others	3,113	(4,128)
Changes in unrealized fair value of available-for-sale investments, ending balance	₩ (153,359)	₩ (359,283)